SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL.
Schedule of share repurchase activities

The following table summarizes the share repurchase activities during the period:

($ millions, except as noted)	2021	2020
Share repurchase activities (thousands of common shares)
Shares repurchased	83 959	7 527
Amounts charged to
Share capital	1 382	124
Retained earnings	922	183
Share repurchase cost	2 304	307
Average repurchase cost per share	27.45	40.83

Schedule of liability for share repurchases

Under an automatic repurchase plan agreement with an independent broker, the company has recorded the following liability for share repurchases that may take place during its internal blackout period:

	December 31	December 31
($ millions)	2021	2020
Amounts charged to
Share capital	120	-
Retained earnings	110	-
Liability for share purchase commitment	230	-